STOCK OPTION RESERVE (Details 3) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Weighted average exercise price	$ 62.51
Weighted average remaining contractual life (in years)	9 years 1 month 6 days
PBI 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price		$ 203.60
Weighted average remaining contractual life (in years)		7 years 10 months 9 days